Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	76,845,757	79,245,448	76,712,589	79,899,091
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	525,639	301,996	604,016	336,809
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	77,371,396	79,547,444	77,316,605	80,235,900